Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories are summarized as follows:

	As of December 31,
	2025	2024
	US$	US$
Raw materials	1,346,138	848,123
Work in progress	1,126,943	1,633,948
Finished goods	153,270	224,297
Subtotal	2,626,351	2,706,368
Inventory provision	(162,891)	(32,367)
Total	2,463,460	2,674,001

Schedule of Inventory Valuation Allowances

The movement of the inventory valuation allowances was as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Balance at beginning of the year	32,367	38,415	6,894
Provision	125,614	488	32,412
Exchange difference	4,910	(6,536)	(891)
Balance at end of the year	162,891	32,367	38,415